WARRANTS (Tables)	12 Months Ended
Mar. 31, 2022
WARRANTS
Schedule of warrants outstanding

The following is a schedule of the warrants outstanding as at March 31, 2022:

	FTP
	Compensation	Compensation		Total	Total
	Warrants	Warrants	Warrants	Warrants	Amount
	#	#	#	#	$
Balance, April 1, 2021	343,269	1,034,868	2,071,090	3,449,227	6,370,660
Exercised	(168,885)	—	—	(168,885)	(173,754)
Balance, March 31, 2022	174,384	1,034,868	2,071,090	3,280,342	6,196,906